Condensed Consolidated Statements of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Total	Predecessor [Member]	Successor [Member]	Non-Controlling Interests [Member] Predecessor [Member]	Non-Controlling Interests [Member] Successor [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]	Additional Paid In Capital [Member] Predecessor [Member]	Additional Paid In Capital [Member] Successor [Member]
Beginning Balance at Dec. 31, 2009		$ (71)		$ 1		$ (76)		$ (10)		$ 14
Net income (loss)		22				22
Other comprehensive income (loss), net of tax		(5)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments		(4)						(4)
Pension and other postretirement benefit adjustments		(1)						(1)
Acquisition of non controlling interest		(1)		(1)
Ending Balance at Dec. 31, 2010		(55)				(54)		(15)		14
Net income (loss)		30				30
Other comprehensive income (loss), net of tax		(7)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments		(6)						(6)
Net gain on cash flow hedges
Pension and other postretirement benefit adjustments		(1)						(1)
Ending Balance at Dec. 31, 2011		(32)				(24)		(22)		14
Net income (loss)		(54)				(54)
Other comprehensive income (loss), net of tax
Other comprehensive income (loss), net of tax
Unrealized net gain on available for sale securities
Pension and other postretirement benefit adjustments
Ending Balance at Feb. 14, 2012		(86)				(78)		(22)		14
Beginning Balance at Dec. 31, 2011
Capital contribution			540										540
Return of capital			(243)										(243)
Net income (loss)			(28)				(28)
Other comprehensive income (loss), net of tax			1						1
Other comprehensive income (loss), net of tax
Pension and other postretirement benefit adjustments			(1)
Issuance of common stock			1										1
Ending Balance at Dec. 31, 2012	271		271				(28)		1				298
Net income (loss)			1				1
Other comprehensive income (loss), net of tax	7		7						7
Other comprehensive income (loss), net of tax
Pension and other postretirement benefit adjustments
Initial public offering proceeds, net	230		230										230
Issuance of common stock			3										3
Compensation cost for stock option grants			1										1
Ending Balance at Sep. 30, 2013	513		513				(27)		8				532
Beginning Balance at Jun. 30, 2013
Net income (loss)			6
Other comprehensive income (loss), net of tax			9
Other comprehensive income (loss), net of tax
Pension and other postretirement benefit adjustments
Ending Balance at Sep. 30, 2013			$ 513